Shareholder Report	12 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BlackRock EuroFund
Entity Central Index Key	0000790525
Document Period End Date	Jun. 30, 2024
C000005590 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock EuroFund
Class Name	Institutional Shares
Trading Symbol	MAEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock EuroFund (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$115	1.09%

Expenses Paid, Amount	$ 115
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  European stocks posted a solid gain during the reporting period, but currency translation detracted from returns for U.S.-based investors.
  The markets benefited from the combination of stable economic growth trends and expectations that central banks would begin to cut interest rates.
  The peripheral European countries generally outperformed the broader region, while France was a notable laggard.
What contributed to performance?
The portfolio’s positioning in technology was the largest positive contributor, with semiconductor stocks—including ASML Holding NV and ASM International NV—ranking as top individual contributors thanks to rising chip demand. ASML reported record profits with strong new order bookings. ASM International raised its revenue guidance behind stronger-than-anticipated demand from China and increased sales in the advanced logic and memory sectors.
Shares in UniCredit SpA also performed strongly. The Italian bank posted stellar full year 2023 results with a net profit close to €9 billion, beating the market’s expectations. It also remained disciplined with respect to mergers and acquisitions, and it adopted a policy whereby it will distribute 90% of its earnings to shareholders through dividends and share buybacks.
What detracted from performance?
LVMH Moet Hennessy Louis Vuitton SA was a prominent detractor. Growth rates for the broader luxury sector continued to normalize after a few years of very strong sales. More recently, the stock weakened on concerns about slowing demand in China and Europe. The Dutch payments company Adyen NV also hurt performance. The shares fell sharply in August 2023 after a disappointing earnings update showed a dramatic slowdown in growth amid rising competition. The Fund sold its position in the stock. DSV A/S, a Danish transport and logistics firm, was another detractor of note. The company missed estimates, and investors grew concerned that it would make a large acquisition.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	11.65%	8.58%	3.81%
MSCI EMU Index	9.64	6.67	4.05

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 107,406,083
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 689,677
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$107,406,083
Number of Portfolio Holdings	43
Net Investment Advisory Fees	$689,677
Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
France	26.2%
Germany	23.9
Netherlands	17.6
United States	10.7
Italy	7.8
Spain	3.7
United Kingdom	2.6
Belgium	2.1
Ireland	1.7
Singapore	1.5
Other#	3.0
Liabilities in Excess of Other Assets	(0.8)
Ten largest holdings
Security	Percent of Net Assets(a)
ASML Holding NV	9.1%
LVMH Moet Hennessy Louis Vuitton SE	5.7
Schneider Electric SE	5.6
SAP SE	5.1
Siemens AG, Class N	4.4
ASM International NV	4.3
Hermes International SCA	4.3
UniCredit SpA	3.9
MTU Aero Engines AG, Class N	3.5
Safran SA	3.2
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
ASML Holding NV	9.1%
LVMH Moet Hennessy Louis Vuitton SE	5.7
Schneider Electric SE	5.6
SAP SE	5.1
Siemens AG, Class N	4.4
ASM International NV	4.3
Hermes International SCA	4.3
UniCredit SpA	3.9
MTU Aero Engines AG, Class N	3.5
Safran SA	3.2
(a)Excludes short-term securities.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in operating expenses.
Effective June 1, 2024, BlackRock Advisors LLC, the Fund’s investment adviser, voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 0.99%.

Material Fund Change Expenses [Text Block]
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in operating expenses.
Effective June 1, 2024, BlackRock Advisors LLC, the Fund’s investment adviser, voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 0.99%.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000005587 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock EuroFund
Class Name	Investor A Shares
Trading Symbol	MDEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock EuroFund (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$142	1.34%

Expenses Paid, Amount	$ 142
Expense Ratio, Percent	1.34%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  European stocks posted a solid gain during the reporting period, but currency translation detracted from returns for U.S.-based investors.
  The markets benefited from the combination of stable economic growth trends and expectations that central banks would begin to cut interest rates.
  The peripheral European countries generally outperformed the broader region, while France was a notable laggard.
What contributed to performance?
The portfolio’s positioning in technology was the largest positive contributor, with semiconductor stocks—including ASML Holding NV and ASM International NV—ranking as top individual contributors thanks to rising chip demand. ASML reported record profits with strong new order bookings. ASM International raised its revenue guidance behind stronger-than-anticipated demand from China and increased sales in the advanced logic and memory sectors.
Shares in UniCredit SpA also performed strongly. The Italian bank posted stellar full year 2023 results with a net profit close to €9 billion, beating the market’s expectations. It also remained disciplined with respect to mergers and acquisitions, and it adopted a policy whereby it will distribute 90% of its earnings to shareholders through dividends and share buybacks.
What detracted from performance?
LVMH Moet Hennessy Louis Vuitton SA was a prominent detractor. Growth rates for the broader luxury sector continued to normalize after a few years of very strong sales. More recently, the stock weakened on concerns about slowing demand in China and Europe. The Dutch payments company Adyen NV also hurt performance. The shares fell sharply in August 2023 after a disappointing earnings update showed a dramatic slowdown in growth amid rising competition. The Fund sold its position in the stock. DSV A/S, a Danish transport and logistics firm, was another detractor of note. The company missed estimates, and investors grew concerned that it would make a large acquisition.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	11.36%	8.35%	3.58%
Investor A Shares (with sales charge)	5.51	7.18	3.03
MSCI EMU Index	9.64	6.67	4.05

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 107,406,083
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 689,677
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$107,406,083
Number of Portfolio Holdings	43
Net Investment Advisory Fees	$689,677
Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
France	26.2%
Germany	23.9
Netherlands	17.6
United States	10.7
Italy	7.8
Spain	3.7
United Kingdom	2.6
Belgium	2.1
Ireland	1.7
Singapore	1.5
Other#	3.0
Liabilities in Excess of Other Assets	(0.8)
Ten largest holdings
Security	Percent of Net Assets(a)
ASML Holding NV	9.1%
LVMH Moet Hennessy Louis Vuitton SE	5.7
Schneider Electric SE	5.6
SAP SE	5.1
Siemens AG, Class N	4.4
ASM International NV	4.3
Hermes International SCA	4.3
UniCredit SpA	3.9
MTU Aero Engines AG, Class N	3.5
Safran SA	3.2
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
ASML Holding NV	9.1%
LVMH Moet Hennessy Louis Vuitton SE	5.7
Schneider Electric SE	5.6
SAP SE	5.1
Siemens AG, Class N	4.4
ASM International NV	4.3
Hermes International SCA	4.3
UniCredit SpA	3.9
MTU Aero Engines AG, Class N	3.5
Safran SA	3.2
(a)Excludes short-term securities.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in operating expenses.
Effective June 1, 2024, BlackRock Advisors LLC, the Fund’s investment adviser, voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 1.24%.

Material Fund Change Expenses [Text Block]
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in operating expenses.
Effective June 1, 2024, BlackRock Advisors LLC, the Fund’s investment adviser, voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 1.24%.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000005589 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock EuroFund
Class Name	Investor C Shares
Trading Symbol	MCEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock EuroFund (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$220	2.09%

Expenses Paid, Amount	$ 220
Expense Ratio, Percent	2.09%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  European stocks posted a solid gain during the reporting period, but currency translation detracted from returns for U.S.-based investors.
  The markets benefited from the combination of stable economic growth trends and expectations that central banks would begin to cut interest rates.
  The peripheral European countries generally outperformed the broader region, while France was a notable laggard.
What contributed to performance?
The portfolio’s positioning in technology was the largest positive contributor, with semiconductor stocks—including ASML Holding NV and ASM International NV—ranking as top individual contributors thanks to rising chip demand. ASML reported record profits with strong new order bookings. ASM International raised its revenue guidance behind stronger-than-anticipated demand from China and increased sales in the advanced logic and memory sectors.
Shares in UniCredit SpA also performed strongly. The Italian bank posted stellar full year 2023 results with a net profit close to €9 billion, beating the market’s expectations. It also remained disciplined with respect to mergers and acquisitions, and it adopted a policy whereby it will distribute 90% of its earnings to shareholders through dividends and share buybacks.
What detracted from performance?
LVMH Moet Hennessy Louis Vuitton SA was a prominent detractor. Growth rates for the broader luxury sector continued to normalize after a few years of very strong sales. More recently, the stock weakened on concerns about slowing demand in China and Europe. The Dutch payments company Adyen NV also hurt performance. The shares fell sharply in August 2023 after a disappointing earnings update showed a dramatic slowdown in growth amid rising competition. The Fund sold its position in the stock. DSV A/S, a Danish transport and logistics firm, was another detractor of note. The company missed estimates, and investors grew concerned that it would make a large acquisition.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	10.52%	7.52%	2.93%
Investor C Shares (with sales charge)	9.52	7.52	2.93
MSCI EMU Index	9.64	6.67	4.05

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 107,406,083
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 689,677
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$107,406,083
Number of Portfolio Holdings	43
Net Investment Advisory Fees	$689,677
Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
France	26.2%
Germany	23.9
Netherlands	17.6
United States	10.7
Italy	7.8
Spain	3.7
United Kingdom	2.6
Belgium	2.1
Ireland	1.7
Singapore	1.5
Other#	3.0
Liabilities in Excess of Other Assets	(0.8)
Ten largest holdings
Security	Percent of Net Assets(a)
ASML Holding NV	9.1%
LVMH Moet Hennessy Louis Vuitton SE	5.7
Schneider Electric SE	5.6
SAP SE	5.1
Siemens AG, Class N	4.4
ASM International NV	4.3
Hermes International SCA	4.3
UniCredit SpA	3.9
MTU Aero Engines AG, Class N	3.5
Safran SA	3.2
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
ASML Holding NV	9.1%
LVMH Moet Hennessy Louis Vuitton SE	5.7
Schneider Electric SE	5.6
SAP SE	5.1
Siemens AG, Class N	4.4
ASM International NV	4.3
Hermes International SCA	4.3
UniCredit SpA	3.9
MTU Aero Engines AG, Class N	3.5
Safran SA	3.2
(a)Excludes short-term securities.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
Effective June 1, 2024, BlackRock Advisors LLC, the Fund’s investment adviser, voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 1.99%.

Material Fund Change Expenses [Text Block]
Effective June 1, 2024, BlackRock Advisors LLC, the Fund’s investment adviser, voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 1.99%.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000199787 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock EuroFund
Class Name	Class K Shares
Trading Symbol	MKEFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock EuroFund (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$109	1.03%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  European stocks posted a solid gain during the reporting period, but currency translation detracted from returns for U.S.-based investors.
  The markets benefited from the combination of stable economic growth trends and expectations that central banks would begin to cut interest rates.
  The peripheral European countries generally outperformed the broader region, while France was a notable laggard.
What contributed to performance?
The portfolio’s positioning in technology was the largest positive contributor, with semiconductor stocks—including ASML Holding NV and ASM International NV—ranking as top individual contributors thanks to rising chip demand. ASML reported record profits with strong new order bookings. ASM International raised its revenue guidance behind stronger-than-anticipated demand from China and increased sales in the advanced logic and memory sectors.
Shares in UniCredit SpA also performed strongly. The Italian bank posted stellar full year 2023 results with a net profit close to €9 billion, beating the market’s expectations. It also remained disciplined with respect to mergers and acquisitions, and it adopted a policy whereby it will distribute 90% of its earnings to shareholders through dividends and share buybacks.
What detracted from performance?
LVMH Moet Hennessy Louis Vuitton SA was a prominent detractor. Growth rates for the broader luxury sector continued to normalize after a few years of very strong sales. More recently, the stock weakened on concerns about slowing demand in China and Europe. The Dutch payments company Adyen NV also hurt performance. The shares fell sharply in August 2023 after a disappointing earnings update showed a dramatic slowdown in growth amid rising competition. The Fund sold its position in the stock. DSV A/S, a Danish transport and logistics firm, was another detractor of note. The company missed estimates, and investors grew concerned that it would make a large acquisition.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	11.71%	8.70%	3.88%
MSCI EMU Index	9.64	6.67	4.05

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 107,406,083
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 689,677
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$107,406,083
Number of Portfolio Holdings	43
Net Investment Advisory Fees	$689,677
Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
France	26.2%
Germany	23.9
Netherlands	17.6
United States	10.7
Italy	7.8
Spain	3.7
United Kingdom	2.6
Belgium	2.1
Ireland	1.7
Singapore	1.5
Other#	3.0
Liabilities in Excess of Other Assets	(0.8)
Ten largest holdings
Security	Percent of Net Assets(a)
ASML Holding NV	9.1%
LVMH Moet Hennessy Louis Vuitton SE	5.7
Schneider Electric SE	5.6
SAP SE	5.1
Siemens AG, Class N	4.4
ASM International NV	4.3
Hermes International SCA	4.3
UniCredit SpA	3.9
MTU Aero Engines AG, Class N	3.5
Safran SA	3.2
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
ASML Holding NV	9.1%
LVMH Moet Hennessy Louis Vuitton SE	5.7
Schneider Electric SE	5.6
SAP SE	5.1
Siemens AG, Class N	4.4
ASM International NV	4.3
Hermes International SCA	4.3
UniCredit SpA	3.9
MTU Aero Engines AG, Class N	3.5
Safran SA	3.2
(a)Excludes short-term securities.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in operating expenses.
Effective June 1, 2024, BlackRock Advisors LLC, the Fund’s investment adviser, voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 0.94%.

Material Fund Change Expenses [Text Block]
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in operating expenses.
Effective June 1, 2024, BlackRock Advisors LLC, the Fund’s investment adviser, voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 0.94%.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports
C000005591 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock EuroFund
Class Name	Class R Shares
Trading Symbol	MREFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock EuroFund (the “Fund”) for the period of July 1, 2023 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$168	1.59%

Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  European stocks posted a solid gain during the reporting period, but currency translation detracted from returns for U.S.-based investors.
  The markets benefited from the combination of stable economic growth trends and expectations that central banks would begin to cut interest rates.
  The peripheral European countries generally outperformed the broader region, while France was a notable laggard.
What contributed to performance?
The portfolio’s positioning in technology was the largest positive contributor, with semiconductor stocks—including ASML Holding NV and ASM International NV—ranking as top individual contributors thanks to rising chip demand. ASML reported record profits with strong new order bookings. ASM International raised its revenue guidance behind stronger-than-anticipated demand from China and increased sales in the advanced logic and memory sectors.
Shares in UniCredit SpA also performed strongly. The Italian bank posted stellar full year 2023 results with a net profit close to €9 billion, beating the market’s expectations. It also remained disciplined with respect to mergers and acquisitions, and it adopted a policy whereby it will distribute 90% of its earnings to shareholders through dividends and share buybacks.
What detracted from performance?
LVMH Moet Hennessy Louis Vuitton SA was a prominent detractor. Growth rates for the broader luxury sector continued to normalize after a few years of very strong sales. More recently, the stock weakened on concerns about slowing demand in China and Europe. The Dutch payments company Adyen NV also hurt performance. The shares fell sharply in August 2023 after a disappointing earnings update showed a dramatic slowdown in growth amid rising competition. The Fund sold its position in the stock. DSV A/S, a Danish transport and logistics firm, was another detractor of note. The company missed estimates, and investors grew concerned that it would make a large acquisition.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2014 through June 30, 2024 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class R Shares	11.09%	7.95%	3.14%
MSCI EMU Index	9.64	6.67	4.05

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Material Change Date	Jun. 30, 2023
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 107,406,083
Holdings Count | Holding	43
Advisory Fees Paid, Amount	$ 689,677
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$107,406,083
Number of Portfolio Holdings	43
Net Investment Advisory Fees	$689,677
Portfolio Turnover Rate	32%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2024)
Geographic allocation
Country/Geographic Region	Percent of Net Assets
France	26.2%
Germany	23.9
Netherlands	17.6
United States	10.7
Italy	7.8
Spain	3.7
United Kingdom	2.6
Belgium	2.1
Ireland	1.7
Singapore	1.5
Other#	3.0
Liabilities in Excess of Other Assets	(0.8)
Ten largest holdings
Security	Percent of Net Assets(a)
ASML Holding NV	9.1%
LVMH Moet Hennessy Louis Vuitton SE	5.7
Schneider Electric SE	5.6
SAP SE	5.1
Siemens AG, Class N	4.4
ASM International NV	4.3
Hermes International SCA	4.3
UniCredit SpA	3.9
MTU Aero Engines AG, Class N	3.5
Safran SA	3.2
(a)	Excludes short-term securities.
#	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.

Largest Holdings [Text Block]
Ten largest holdings
Security	Percent of Net Assets(a)
ASML Holding NV	9.1%
LVMH Moet Hennessy Louis Vuitton SE	5.7
Schneider Electric SE	5.6
SAP SE	5.1
Siemens AG, Class N	4.4
ASM International NV	4.3
Hermes International SCA	4.3
UniCredit SpA	3.9
MTU Aero Engines AG, Class N	3.5
Safran SA	3.2
(a)Excludes short-term securities.
Material Fund Change [Text Block]
Material Fund changes
This is a summary of certain changes to the Fund since June 30, 2023. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after June 30, 2024 at blackrock.com/fundreports or upon request by contacting us at (800) 441-7762.
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in operating expenses.
Effective June 1, 2024, BlackRock Advisors LLC, the Fund’s investment adviser, voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 1.49%.

Material Fund Change Expenses [Text Block]
The net expense ratio decreased from the prior fiscal year end primarily due to a decrease in operating expenses.
Effective June 1, 2024, BlackRock Advisors LLC, the Fund’s investment adviser, voluntarily agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding dividend expense, interest expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of the Fund’s business. The expense limitation as a percentage of average daily net assets is 1.49%.

Updated Prospectus Phone Number	(800) 441-7762
Updated Prospectus Web Address	blackrock.com/fundreports